Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	6 Months Ended
	Aug. 13, 2021	Aug. 11, 2021	Jun. 16, 2021	Feb. 27, 2021	Dec. 31, 2020	Jun. 30, 2021
Issuance of Common Stock grants (in shares)					745,241	1,871,932
Shares Issued, Price Per Share (in dollars per share)					$ 21.15	$ 21.15
Dividends Payable, Date of Record			Jul. 15, 2021	Mar. 22, 2021
IPO [Member]
Proceeds from Issuance Initial Public Offering	$ 102.0
Subsequent Event [Member]
Dividends, Common Stock, Cash	$ 2.1
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.12
Proceeds from Issuance Initial Public Offering	$ 102.0
Dividends Payable, Date of Record		Aug. 13, 2021
Subsequent Event [Member] | IPO [Member]
Issuance of Common Stock grants (in shares)	3,905,950					3,905,950
Shares Issued, Price Per Share (in dollars per share)	$ 26.00					$ 26.00